                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          12/31/01
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment:   [  ] is a restatement.
                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       3i Investments Plc
            ------------------------------------------
Address:    91 Waterloo Road
            ------------------------------------------
            London
            ------------------------------------------
            SE1 8XP
            ------------------------------------------


 Form 13F File Number: 28-
                       ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Vipul Nagji
          --------------------------------------------
Title:    Operations Manager
          --------------------------------------------
Phone:    020 7975 3284
          --------------------------------------------

Signature, Place, and Date of Signing:

     Vipul Nagji                  London, UK                 11th February 2002
---------------------  ----------------------------------   --------------------
     [Signature]                 [City, State]                      [Date]

Report Type:

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                              -----------------------

Form 13F Information Table Entry Total:        66
                                              -----------------------

Form 13F Information Table Value Total:      $ 215,686
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:



"NONE"
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
                                                                                                                     COLUMN 8
             COLUMN 1          COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                 TITLE                    VALUE     SHRS OR  SH/ PCT/  INVESTMENT   OTHER
          NAME OF ISSUER       OF CLASS        CUSIP    (X$1000)   PRN AMTS  PRN CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
          --------------       --------     ----------- --------  ---------  --- ----  ----------  --------  ---------  ------  ----

ALIGN TECHNOLOGIES INC             COM      016255 10 1   6,323   1,405,000  SH  N/A     SOLE        N/A     1,405,000
ALKERMES INC                       COM      01642T 10 8   4,992     189,390  SH  N/A     SOLE        N/A       189,390
AMGEN INC                          COM      031162 10 0   9,030     160,000  SH  N/A     SOLE        N/A       160,000
APPLIED MOLECULAR EVOLUTION INC    COM      03823E 10 8   7,607     617,996  SH  N/A     SOLE        N/A       617,996
ARADIGM CORP                       COM      038505 10 3     614      86,500  SH  N/A     SOLE        N/A        86,500
ATHEROGENICS INC                   COM      047439 10 4   5,064     836,982  SH  N/A     SOLE        N/A       836,982
AUTHORIISZOR INC                   COM      052673 10 0      16      68,800  SH  N/A     SOLE        N/A        68,800
AVIRON                             COM      053762 10 0   3,232      65,000  SH  N/A     SOLE        N/A        65,000
BIOGEN INC                         COM      090597 10 5   1,778      31,000  SH  N/A     SOLE        N/A        31,000
CALIPER TECHNOLOGIES CORP          COM      130876 10 5     468      30,000  SH  N/A     SOLE        N/A        30,000
CARDIAC SCIENCE INC                COM      141410 20 9      11       2,444  SH  N/A     SOLE        N/A         2,444
CARECENTRIC INC                    COM      14166Y 10 6      56      93,989  SH  N/A     SOLE        N/A        93,989
CELL THERAPEUTICS INC              COM      150934 10 7   1,617      67,000  SH  N/A     SOLE        N/A        67,000
CEPHALON INC                       COM      156708 10 9   3,212      42,500  SH  N/A     SOLE        N/A        42,500
CHIRON CORP                        COM      170040 10 9     986      22,500  SH  N/A     SOLE        N/A        22,500
COR THERAPEUTICS INC               COM      217753 10 2   1,197      50,000  SH  N/A     SOLE        N/A        50,000
CORIXA CORP                        COM      21887F 10 0   3,626     240,631  SH  N/A     SOLE        N/A       240,631
CORVAS INTL INC                    COM      221005 10 1     622      95,000  SH  N/A     SOLE        N/A        95,000
CUBIST PHARMACEUTICALS INC         COM      229678 10 7   2,807      78,078  SH  N/A     SOLE        N/A        78,078
CURIS INC                          COM      231269 10 1   3,814     679,836  SH  N/A     SOLE        N/A       679,836
DAIRY MART CONVENIENCE STORES      COM      233860 30 3       1      50,000  SH  N/A     SOLE        N/A        50,000
ELAN PLC                           ADR      284131 20 8   2,371      52,620  SH  N/A     SOLE        N/A        52,620
ENZON INC                          COM      293904 10 8   2,251      40,000  SH  N/A     SOLE        N/A        40,000
GENZYME BIOSURGICAL                COM      372917 70 8     293      55,194  SH  N/A     SOLE        N/A        55,194
GENZYME GENERAL                    COM      372917 10 4   4,625      77,266  SH  N/A     SOLE        N/A        77,266
GILEAD SCIENCES INC                COM      375558 10 3  13,144     200,000  SH  N/A     SOLE        N/A       200,000
GLOBESPAN VIRATA INC               COM      37957V 10 6  15,186   1,172,689  SH  N/A     SOLE        N/A     1,172,689
HALLIBURTON CO                     COM      406216 10 1     708      54,028  SH  N/A     SOLE        N/A        54,028
ICOS CORPORATION                   COM      449295 10 4     862      15,000  SH  N/A     SOLE        N/A        15,000
IMMUNEX CORP                       COM      452528 10 2   6,096     220,000  SH  N/A     SOLE        N/A       220,000
INSPIRE PHARMACEUTICALS INC        COM      457733 10 3  11,844     840,603  SH  N/A     SOLE        N/A       840,603
ISTA PHARMACEUTICALS INC           COM      45031X 10 5   5,902     878,237  SH  N/A     SOLE        N/A       878,237
JDS UNIPHASE CORP                  COM      46612J 10 1     572      65,952  SH  N/A     SOLE        N/A        65,952
JOHNSON & JOHNSON INC              COM      478160 10 4   4,481      75,820  SH  N/A     SOLE        N/A        75,820
LA JOLLA PHARMACEUTICALS INC       COM      503459 10 9   1,341     150,000  SH  N/A     SOLE        N/A       150,000
MAXIM PHARMACEUTICALS INC          COM      57772M 10 7     601      87,095  SH  N/A     SOLE        N/A        87,095
MAXYGEN INC                        COM      577776 10 7     879      50,000  SH  N/A     SOLE        N/A        50,000
MAYORS JEWELERS INC                COM      578462 10 3      24      15,000  SH  N/A     SOLE        N/A        15,000
MEDIMMUNE INC                      COM      584699 10 2   2,086      45,000  SH  N/A     SOLE        N/A        45,000
MILLENIUM CHEMICALS INC            COM      599903 10 1     116       9,197  SH  N/A     SOLE        N/A         9,197
MYRIAD GENETICS INC                COM      62855J 10 4   1,053      20,000  SH  N/A     SOLE        N/A        20,000
NDS GROUP PLC                 SPONSORED ADR 628891 10 3   2,101     125,000  SH  N/A     SOLE        N/A       125,000
NEUROCRINE BIOSCIENCES INC         COM      64125C 10 9   2,566      50,000  SH  N/A     SOLE        N/A        50,000
NEUROGEN CORP                      COM      64124E 10 6   1,311      75,000  SH  N/A     SOLE        N/A        75,000
NPS PHARMACEUTICALS INC            COM      62936P 10 3   5,745     150,000  SH  N/A     SOLE        N/A       150,000
OPENWAVE SYSTEMS INC               COM      683718 10 0   1,169     119,413  SH  N/A     SOLE        N/A       119,413
ORAPHARMA INC                      COM      68554E 10 6   1,167     259,757  SH  N/A     SOLE        N/A       259,757
OSI PHARMACEUTICALS INC            COM      671040 10 3   3,545      77,500  SH  N/A     SOLE        N/A        77,500
PFIZER INC                         COM      717081 10 3   2,448      61,421  SH  N/A     SOLE        N/A        61,421
PHARMACIA  CORP                    COM      71713U 10 2   1,946      45,636  SH  N/A     SOLE        N/A        45,636
PHARMACYCLICS INC                  COM      716933 10 6     746      75,000  SH  N/A     SOLE        N/A        75,000
PROTEIN DESIGN LABS INC            COM      74369L 10 3   2,788      85,000  SH  N/A     SOLE        N/A        85,000
QLT INC                            COM      746927 10 2   1,271      50,000  SH  N/A     SOLE        N/A        50,000
RIVERDEEP GROUP PLC                ADR      76870Q 10 9   1,704      85,000  SH  N/A     SOLE        N/A        85,000
SANGAMO BIOSCIENCES INC            COM      800677 10 6   1,463     156,591  SH  N/A     SOLE        N/A       156,591
SEACOR SMIT INC                    COM      811904 10 1   2,750      59,276  SH  N/A     SOLE        N/A        59,276
SHIRE PHARMACEUTICALS GROUP PLC    ADR      82481R 10 6  10,136     276,942  SH  N/A     SOLE        N/A       276,942
TELETECH HOLDINGS INC              COM      879939 10 6   7,030     490,564  SH  N/A     SOLE        N/A       490,564
TELETECH HOLDINGS INC           COM ESCROW  879939 10 6     591      41,270  SH  N/A     SOLE        N/A        41,270
TRANSGENOMIC INC                   COM      89365K 20 6     125      11,356  SH  N/A     SOLE        N/A        11,356
TRANSGENOMIC INC                COM ESCROW  89365K 20 6      29       2,620  SH  N/A     SOLE        N/A         2,620
TRANSKARYOTIC THERAPIES INC        COM      893735 10 0   4,280     100,000  SH  N/A     SOLE        N/A       100,000
US INDUSTRIES INC                  COM      912080 10 8      17       6,655  SH  N/A     SOLE        N/A         6,655
VERTEX PHARMACEUTICALS             COM      92532F 10 0   6,530     265,552  SH  N/A     SOLE        N/A       265,552
VISTA MED TECHNOLOGIES INC         COM      928369 30 5     524     212,934  SH  N/A     SOLE        N/A       212,934
WEATHERFORD INTERNATIONAL INC      COM      947074 10 0  22,196     595,719  SH  N/A     SOLE        N/A       595,719
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